Income Taxes - Additional Information (Detail) - USD ($) shares in Millions		3 Months Ended								12 Months Ended
	Nov. 01, 2017	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Line Items]
Effective income tax rate		16.70%								17.80%	17.50%	0.00%
Expected U.S. federal income taxes at statutory rate		21.00%								21.00%	34.00%	34.00%
Effective income tax rate reconciliation at federal										21.00%
Deferred tax assets			$ 20,351,000				$ 13,715,000			$ 20,351,000	$ 13,715,000
Deferred tax assets, valuation allowance			8,803,000				8,862,000			8,803,000	8,862,000
Additional income tax expense										4,700,000
Adjustments to provisional amounts										0
Unrecognized Tax Benefits			490,000				490,000			490,000	490,000	$ 0
Unrecognized Tax Benefits that Would Impact Effective Tax Rate			200,000				200,000			200,000	200,000
Open tax examinations			0							$ 0
Income tax examination, description										The Company files income tax returns in the U.S. federal jurisdiction and various state and foreign jurisdictions. The Company is subject to U.S. federal, state, and local income tax examinations by tax authorities for years after 2014 and subject to examination for all foreign income tax returns for fiscal 2017 and 2018. There were no open tax examinations at December 31, 2018 and 2017.
Income tax examination, year under examination										2014
Tax receivable agreement liability due to continuing equity owners			6,800,000							$ 6,800,000
Income tax expense		$ 1,429,000	2,770,000	$ 1,906,000	$ 192,000	$ 563,000	655,000	$ 22,000	$ 589,000	$ 5,432,000	1,266,000
FAH LLC [Member]
Income Tax [Line Items]
Equity issued in connection with acquisition prior to Transactions, units										1.4
Increase in net deferred tax assets			7,000,000							$ 7,000,000
Minimum [Member]
Income Tax [Line Items]
Effective income tax rate										50.00%
Funko Acquisition Holdings, L.L.C. [Member]
Income Tax [Line Items]
Deferred tax assets			18,300,000				13,500,000			$ 18,300,000	13,500,000
Deferred tax assets, valuation allowance			8,800,000				8,900,000			8,800,000	8,900,000
Percentage of tax benefits required to pay under the tax receivable agreement		85.00%
Income tax expense		$ 900,000				200,000				3,600,000	500,000
Common units acquired		3.3
Increase in deferred tax assets		$ 13,900,000
Increase in Tax Receivable Agreement liabilities		$ 18,600,000
Redemption of common units						$ 0
Federal [Member]
Income Tax [Line Items]
Operating loss carryforwards			0				0			0	0
State [Member]
Income Tax [Line Items]
Operating loss carryforwards			$ 0				$ 0			$ 0	$ 0
Tax Receivable Agreement [Member]
Income Tax [Line Items]
Percentage of tax benefits required to pay under the tax receivable agreement	85.00%
Tax benefit percentage expected	15.00%